UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $      561,412
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMEREN CORP                  COM             023608102    2,296    70,264 SH       SOLE                   70,264      0    0
AMERICAN ELEC PWR INC        COM             025537101      760    17,300 SH       SOLE                   17,300      0    0
ANADARKO PETE CORP           COM             032511107   29,160   417,050 SH       SOLE                  417,050      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100    3,128   278,800 SH       SOLE                  278,800      0    0
BONANZA CREEK ENERGY INC     COM             097793103    4,197   178,147 SH       SOLE                  178,147      0    0
BP PLC                       SPONSORED ADR   055622104   12,013   283,600 SH       SOLE                  283,600      0    0
BERRY PETE CO                CL A            085789105    6,257   154,000 SH       SOLE                  154,000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    8,452   221,900 SH       SOLE                  221,900      0    0
COBALT INTL ENERGY INC       COM             19075F106   13,327   598,435 SH       SOLE                  598,435      0    0
CONTINENTAL RESOURCES INC    COM             212015101   14,450   187,900 SH       SOLE                  187,900      0    0
CANADIAN NAT RES LTD         COM             136385101    7,414   240,800 SH       SOLE                  240,800      0    0
CABOT OIL & GAS CORP         COM             127097103    3,067    68,300 SH       SOLE                   68,300      0    0
COMSTOCK RES INC             COM NEW         205768203    7,946   432,300 SH       SOLE                  432,300      0    0
CARRIZO OIL & CO INC         COM             144577103    1,973    78,900 SH       SOLE                   78,900      0    0
DRIL-QUIP INC                COM             262037104    8,245   114,700 SH       SOLE                  114,700      0    0
ENERGEN CORP                 COM             29265N108    4,942    94,300 SH       SOLE                   94,300      0    0
EOG RES INC                  COM             26875P101   25,599   228,461 SH       SOLE                  228,461      0    0
EQT CORP                     COM             26884L109   19,210   325,600 SH       SOLE                  325,600      0    0
ENTERGY CORP NEW             COM             29364G103      541     7,800 SH       SOLE                    7,800      0    0
F M C CORP                   COM NEW         302491303    3,362    60,700 SH       SOLE                   60,700      0    0
GOODRICH PETE CORP           COM NEW         382410405    5,050   399,500 SH       SOLE                  399,500      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208      202     6,100 SH       SOLE                    6,100      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    4,202    56,900 SH       SOLE                   56,900      0    0
HERCULES OFFSHORE INC        COM             427093109    2,362   484,574 SH       SOLE                  484,574      0    0
HESS CORP                    COM             42809H107   32,012   595,900 SH       SOLE                  595,900      0    0
HOLLYFRONTIER CORP           COM             436106108    7,639   185,100 SH       SOLE                  185,100      0    0
HORNBECK OFFSHORE SVCS INC N COM             440543106    6,337   172,900 SH       SOLE                  172,900      0    0
HELMERICH & PAYNE INC        COM             423452101   17,415   365,795 SH       SOLE                  365,795      0    0
KBR INC                      COM             48242W106    1,983    66,500 SH       SOLE                   66,500      0    0
KEY ENERGY SVCS INC          COM             492914106    4,230   604,300 SH       SOLE                  604,300      0    0
KODIAK OIL & GAS CORP        COM             50015Q100   15,702 1,677,581 SH       SOLE                1,677,581      0    0
LUFKIN INDS INC              COM             549764108    2,643    49,100 SH       SOLE                   49,100      0    0
MARATHON PETE CORP           COM             56585A102   27,309   500,265 SH       SOLE                  500,265      0    0
MARATHON OIL CORP            COM             565849106   29,537   998,900 SH       SOLE                  998,900      0    0
MASTEC INC                   COM             576323109    1,271    64,500 SH       SOLE                   64,500      0    0
NOBLE ENERGY INC             COM             655044105   16,382   176,700 SH       SOLE                  176,700      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   33,350   416,300 SH       SOLE                  416,300      0    0
NV ENERGY INC                COM             67073Y106      742    41,200 SH       SOLE                   41,200      0    0
ONEOK INC NEW                COM             682680103    2,295    47,500 SH       SOLE                   47,500      0    0
OCEAN RIG UDW INC            COM             Y64354205      245    15,000 SH       SOLE                   15,000      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    1,768   177,362 SH       SOLE                  177,362      0    0
PG&E CORP                    COM             69331C108      703    16,472 SH       SOLE                   16,472      0    0
PPG INDS INC                 COM             693506107    3,560    31,000 SH       SOLE                   31,000      0    0
PPL CORP                     COM             69351T106      869    29,900 SH       SOLE                   29,900      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    8,442   225,300 SH       SOLE                  225,300      0    0
ROSETTA RESOURCES INC        COM             777779307    2,849    59,500 SH       SOLE                   59,500      0    0
SCANA CORP NEW               COM             80589M102    2,301    47,678 SH       SOLE                   47,678      0    0
SEADRILL LIMITED             COM             G7945E105   18,232   464,869 SH       SOLE                  464,869      0    0
SHAW GROUP INC               COM             820280105    1,941    44,500 SH       SOLE                   44,500      0    0
SCHLUMBERGER LTD             COM             806857108   31,601   436,900 SH       SOLE                  436,900      0    0
SM ENERGY CO                 COM             78454L100   22,556   416,850 SH       SOLE                  416,850      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    6,183   301,300 SH       SOLE                  301,300      0    0
STATOIL ASA                  SPONSORED ADR   85771P102   20,516   795,500 SH       SOLE                  795,500      0    0
SUNCOR ENERGY INC NEW        COM             867224107   35,672 1,085,900 SH       SOLE                1,085,900      0    0
TIDEWATER INC                COM             886423102      485    10,000 SH       SOLE                   10,000      0    0
UNIT CORP                    COM             909218109    7,275   175,300 SH       SOLE                  175,300      0    0
VALSPAR CORP                 COM             920355104    3,422    61,000 SH       SOLE                   61,000      0    0
W & T OFFSHORE INC           COM             92922P106      456    24,300 SH       SOLE                   24,300      0    0
CIMAREX ENERGY CO            COM             171798101    5,334    91,100 SH       SOLE                   91,100      0    0